Segment Reporting - Schedule of Reconciliation of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Consolidated total assets	$ 21,659	$ 11,844
Reportable Segments
Segment Reporting Information [Line Items]
Consolidated total assets	21,734	12,022
Intersegment
Segment Reporting Information [Line Items]
Elimination of intersegment receivables Intersegment	$ (75)	$ (178)